Document and Entity Information Document	Dec. 04, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Dec. 04, 2023
Document Period End Date	Dec. 04, 2023
Amendment Flag	false
Entity Registrant Name	Better For You Wellness, Inc.
Entity Address, Address Line One	1349 East Broad Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43205
Entity Incorporation, State Country Name	NV
City Area Code	1 (614)
Local Phone Number	368-9898
Entity File Number	000-56262
Entity Central Index Key	0001852707
Entity Emerging Growth Company	true
Entity Tax Identification Number	87-2903933
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false